PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

7. PROPERTY, PLANT AND EQUIPMENT

	December 31,	June 30,	June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

At cost:
Buildings	46	46	6
Machinery and equipment	905	927	131
Motor vehicles	279	279	39
Accumulated depreciation and amortization	(1,016)	(1,065)	(150)
	214	187	26